DERIVATIVE FINANCIAL INSTRUMENTS (Details) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($) types	Feb. 19, 2011 years	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member] USD ($)	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Hedge of Bucyrus Stock Price Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Foreign Exchange Contract [Member] USD ($)	May 19, 2011 Foreign Exchange Contract [Member] Not Designated as Hedging Instrument [Member] EUR (€)	Dec. 31, 2011 Fair Value Hedging [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Jan. 15, 2007 Fair Value Hedging [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2006 Fair Value Hedging [Member] Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Cash Flow Hedging [Member] Foreign Exchange Contract [Member] Designated as Hedging Instrument [Member] USD ($)
Derivative [Line Items]
Derivatives, Derivative Types	2
Variable interest rate	The interest rate swap agreement is based on LIBOR yield curves at the reporting date
Derivative, Notional Amount											$ 587.1		$ 400.0		$ 200.0
Derivative Asset, Fair Value, Gross Asset								40.5	42.2
Fair value of asset derivatives designated as hedging instruments
Interest rate contract							39.3
Amount paid to exit interest rate swap agreement														(5.4)
Period of time that currency exchange forward contracts generally mature (in years)	1 year
Foreign Currency Cash Flow Hedge Derivative at Fair Value, Net					5.9	3.3
Notional amount of foreign currency derivatives classified under cash flow hedge																526.1
Unrealized gain on fair value of currency exchange forward cash flow hedge contracts																5.6
Payments for (Proceeds from) Derivative Instrument, Investing Activities	16.1		21.1	0						21.0
Bucyrus stock, percentage of risk mitigated by derivative contracts (as a percent)										95.00%
Period of restriction on sale of shares (in years)		1
Notional Amount of Foreign Currency Derivative Purchase Contracts												450.0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net																(5.5)	(6.4)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(3.6)
Unrealized net gains (losses) included in Accumulated other comprehensive income
Balance at beginning of period	(2.1)		(3.6)	(1.0)
Additional (losses) gains	(2.3)		(2.0)	(15.7)
Amounts reclassified to earnings	0.8		3.5	13.1
Balance at end of period	$ (3.6)		$ (2.1)	$ (3.6)